Federal Home Loan Bank Advances - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Federal Home Loan Bank, Advances [Line Items]
Secured line of credit with the FHLB	$ 10,000
Federal Home Loan Bank advances	$ 170,094	$ 217,759
Minimum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Interest Rate	1.19%	0.74%
Maximum [Member]
Federal Home Loan Bank, Advances [Line Items]
Federal Home Loan Bank, Advances, Interest Rate	3.75%	3.99%